Annual Fund Operating Expenses (Invesco Basic Value Fund, Class Institutional, Invesco Basic Value Fund)	12 Months Ended
May 02, 2011
Invesco Basic Value Fund | Class Institutional, Invesco Basic Value Fund
Annual Fund Operating Expenses
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.82%